Risk Management and Fair Value Measurements - Schedule of Financial Derivative Instrument Location (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Risk Management And Fair Value Measurements
Financial derivative instrument - Other non-current assets	$ 1	$ 28